Accounts and Other Receivables (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 20.6		$ 26.0
Charges	(6.1)	[1]	(4.9)	(8.6)
Charge-offs, net of recoveries	9.1		10.3
Ending Balance	17.6		20.6	26.0
Discontinued operations charge	0		0
Total trade receivables
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	19.7		22.6
Charges	(6.0)	[1]	(4.2)
Charge-offs, net of recoveries	9.2		7.1
Ending Balance	16.5		19.7
Trade accounts receivable
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	18.9		21.9
Charges	(4.1)	[1]	(4.1)
Charge-offs, net of recoveries	8.4		7.1
Ending Balance	14.6		18.9
Trade notes receivable
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0.8		0.7
Charges	(1.9)	[1]	(0.1)
Charge-offs, net of recoveries	0.8		0
Ending Balance	1.9		0.8
Subtotal other receivables
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0.9		3.4
Charges	(0.1)	[1]	(0.7)
Charge-offs, net of recoveries	(0.1)		3.2
Ending Balance	1.1		0.9
Notes received as partial payment for divestitures
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0		2.7
Charges	0	[1]	(0.4)
Charge-offs, net of recoveries	0		3.1
Ending Balance	0		0
Other
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0.9		0.7
Charges	(0.1)	[1]	(0.3)
Charge-offs, net of recoveries	(0.1)		0.1
Ending Balance	$ 1.1		$ 0.9

[1]	Includes discontinued operations charges of $.2 for both 2013 and 2012.